AB Global Core Equity Portfolio

Portfolio of Investments

March 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.8%
Information Technology – 27.7%
Semiconductors & Semiconductor Equipment – 13.0%
Applied Materials, Inc.	117,808	$40,265,596
NVIDIA Corp.	488,838	85,253,347
Taiwan Semiconductor Manufacturing Co., Ltd.	1,427,000	82,529,867

		208,048,810

Software – 8.0%
Intuit, Inc.	26,376	11,404,455
Microsoft Corp.	246,821	91,365,729
Salesforce, Inc.	75,425	14,079,585
SAP SE	69,525	11,852,806

		128,702,575

Technology Hardware, Storage & Peripherals – 6.7%
Apple, Inc.	191,550	48,613,475
Samsung Electronics Co., Ltd.	495,992	58,011,914

		106,625,389

		443,376,774

Financials – 20.4%
Capital Markets – 13.1%
B3 SA - Brasil Bolsa Balcao	7,550,600	26,821,441
Blackrock, Inc.	29,201	28,082,894
Cboe Global Markets, Inc.	136,294	38,308,155
CME Group, Inc.	103,641	30,610,369
CVC Capital Partners PLC(a)	837,381	10,932,253
Goldman Sachs Group, Inc. (The)	17,395	14,715,996
ICG PLC	1,198,058	24,571,303
Julius Baer Group Ltd.	191,955	14,119,058
S&P Global, Inc.	49,974	21,255,941

		209,417,410

Financial Services – 2.8%
Eurazeo SE	235,703	11,161,748
Visa, Inc. - Class A	111,967	33,840,906

		45,002,654

Insurance – 4.5%
AIA Group Ltd. - Class H	2,378,800	26,431,626
Fidelity National Financial, Inc.	983,597	45,619,229

		72,050,855

		326,470,919

Health Care – 10.7%
Health Care Equipment & Supplies – 2.9%
Dexcom, Inc.(b)	462,069	29,017,933
Stryker Corp.	50,970	16,748,233

		45,766,166

Health Care Providers & Services – 1.2%
Elevance Health, Inc.	63,553	18,605,141

Life Sciences Tools & Services – 3.8%
Illumina, Inc.(b)	112,991	13,927,271
Thermo Fisher Scientific, Inc.	97,186	47,769,834

		61,697,105

Pharmaceuticals – 2.8%
AstraZeneca PLC	113,488	22,382,103
Zoetis, Inc.	189,743	22,429,520

		44,811,623

		170,880,035

Consumer Discretionary – 10.6%
Broadline Retail – 4.7%
Alibaba Group Holding Ltd. (Sponsored ADR)	85,686	10,750,166
Amazon.com, Inc.(b)	308,493	64,249,837

		75,000,003

Company	Shares	U.S. $ Value

Diversified Consumer Services – 1.8%
Service Corp. International/US	344,850	$28,453,573

Hotels, Restaurants & Leisure – 2.2%
Compass Group PLC	741,719	20,469,263
Marriott International, Inc./MD – Class A	46,752	15,291,177

		35,760,440

Household Durables – 1.2%
Sony Group Corp.	894,800	18,650,081

Textiles, Apparel & Luxury Goods – 0.7%
Christian Dior SE	23,131	12,083,955

		169,948,052

Industrials – 10.3%
Aerospace & Defense – 0.9%
Kongsberg Gruppen ASA	328,690	14,010,967

Air Freight & Logistics –1.2%
DSV A/S	78,020	18,842,475

Building Products – 2.9%
Otis Worldwide Corp.	611,912	47,166,177

Electrical Equipment – 2.0%
Schneider Electric SE	64,567	17,586,863
Siemens Energy AG	86,669	14,946,032

		32,532,895

Ground Transportation – 0.9%
Uber Technologies, Inc.(b)	198,596	14,285,010

Professional Services – 2.4%
Experian PLC	471,914	16,325,627
Leidos Holdings, Inc.	138,137	21,483,066

		37,808,693

		164,646,217

Communication Services – 7.5%
Entertainment – 1.3%
Spotify Technology SA(b)	42,047	20,389,011

Interactive Media & Services – 6.2%
Alphabet, Inc. - Class C	137,675	39,493,451
Meta Platforms, Inc. - Class A	66,173	37,859,558
Tencent Holdings Ltd. - Class H	342,700	21,614,905

		98,967,914

		119,356,925

Consumer Staples – 5.1%
Beverages – 2.5%
Anheuser-Busch InBev SA/NV	433,742	30,008,916
Asahi Group Holdings Ltd.	1,058,205	10,565,785

		40,574,701

Household Products – 1.9%
Procter & Gamble Co. (The)	209,554	30,267,980

Personal Care Products – 0.7%
L’Oreal SA	27,868	11,378,239

		82,220,920

Materials – 3.4%
Chemicals – 0.8%
Novonesis Novozymes B - Class B	211,137	12,543,900

Containers & Packaging – 0.6%
Smurfit Westrock PLC	258,295	10,293,056

Company		Shares		U.S. $ Value

Metals & Mining – 2.0%
Newmont Corp.		178,603		$19,333,774
Teck Resources Ltd. - Class B		243,010		12,595,084

				31,928,858

				54,765,814

Energy – 2.9%
Energy Equipment & Services – 1.1%
SLB Ltd.		334,626		17,196,430

Oil, Gas & Consumable Fuels – 1.8%
Shell PLC		612,409		28,363,748

				45,560,178

Real Estate – 1.2%
Real Estate Management & Development – 1.2%
CBRE Group, Inc. - Class A(b)		145,781		19,747,494

Total Common Stocks (cost $1,217,657,783)				1,596,973,328

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 0.0%
Time Deposits – 0.0%
Citibank, London 0.85%, 04/01/2026	EUR	136		157,230
2.67%, 04/01/2026	GBP	118		156,111
HSBC, Hong Kong 1.20%, 04/01/2026	HKD	78		10,000
Nordea, Oslo 2.65%, 04/01/2026	NOK	6		662
Royal Bank of Canada, Toronto 1.08%, 04/01/2026	CAD	42		30,030
SEB, Stockholm (0.57)%, 04/01/2026	CHF	84		105,059
0.96%, 04/01/2026	DKK	1,016		157,176
SMBC, Tokyo 0.20%, 04/01/2026	JPY	195		1,229
Standard Chartered Bank, Johannesburg 4.22%, 04/01/2026	ZAR	0	*	5

Total Time Deposits (cost $617,502)				617,502

Total Investments – 99.8% (cost $1,218,275,285)(c)				1,597,590,830
Other assets less liabilities – 0.2%				3,047,816

Net Assets – 100.0%				$1,600,638,646

*	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $10,932,253 or 0.68% of net assets.

(b)	Non-income producing security.
(c)

As of March 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $450,654,555 and gross unrealized depreciation of investments was $(71,339,010), resulting in net unrealized appreciation of $379,315,545.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

NOK – Norwegian Krone

ZAR – South African Rand

Glossary

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

March 31, 2026 (unaudited)

67.1%	United States
6.0%	United Kingdom
5.1%	Taiwan
3.6%	South Korea
2.2%	France
2.0%	China
2.0%	Denmark
1.9%	Belgium
1.8%	Japan
1.7%	Brazil
1.7%	Germany
1.7%	Hong Kong
0.9%	Switzerland
2.3%	Other
0.0%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following: Canada, Luxembourg and Norway.

AB Global Core Equity Portfolio

March 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2026:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$290,982,187	$152,394,587	$-0-	$443,376,774
Financials	239,254,931	87,215,988	-0-	326,470,919
Health Care	170,880,035	-0-	-0-	170,880,035
Consumer Discretionary	118,744,753	51,203,299	-0-	169,948,052
Industrials	96,945,220	67,700,997	-0-	164,646,217
Communication Services	97,742,020	21,614,905	-0-	119,356,925
Consumer Staples	30,267,980	51,952,940	-0-	82,220,920
Materials	42,221,914	12,543,900	-0-	54,765,814
Energy	17,196,430	28,363,748	-0-	45,560,178
Real Estate	19,747,494	-0-	-0-	19,747,494
Short-Term Investments:
Time Deposits	617,502	-0-	-0-	617,502

Total Investments in Securities	1,124,600,466	472,990,364	-0-	1,597,590,830

Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$1,124,600,466	$472,990,364	$-0-	$1,597,590,830

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2026 is as follows:

Fund	Market Value 6/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,749	$279,288	$282,037	$-0-	$148
AB Government Money Market Portfolio*	-0-	70,736	70,736	-0-	0	**
Total				$-0-	$148

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.